Divestitures - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on sale of investments	¥ 2,882	[1],[2]	¥ 4,465	[1],[2]	¥ 30,529	[1],[2]
Current assets	3,754,962		3,844,046
Goodwill	576,758		469,005		438,869
Other noncurrent asset	2,020,183		1,974,164
Current liabilities	4,529,981		4,135,299
Assets Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill	29,182
Pictures
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill	138,320		140,584		102,481
Pictures | HBO Latin America Venture
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Approximate share in venture under equity method					29.00%
Approximate share in venture under cost method					8.00%
Proceeds from sale of investments					19,424
Put option received as consideration of sale of investment					1,371
Gain (loss) on sale of investments					18,035
Cash proceed from purchase of the Retained Interest			5,285
Gain from purchase of the Retained Interest			3,329
Pictures | HBO Central Europe Joint Venture
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of investments					7,660
Gain (loss) on sale of investments					3,957
Professional, Device & Solutions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill	36,625		66,171		64,823
Professional, Device & Solutions | Small- and Medium-Sized TFT LCD Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment loss recorded in other operating (income) expense	19,187
Chemical products business | Assets Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	14,756
Goodwill	29,182
Other noncurrent asset	19,028
Current liabilities	17,554
Noncurrent liabilities	¥ 2,657

[1]	Refer to Note 24.
[2]	Refer to Note 25.